Accrued Liabilities (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities
Accrued liabilities as of March 31, 2022 and December 31, 2021 were as follows (in thousands):
	March 31, 2022	December 31, 2021
Salaries, employee benefits and related taxes	$1,005	$2,034
Operating lease liabilities — current	205	229
Other	894	326
Total	$2,104	$2,589

Accrued liabilities were as follow (in thousands):
	December 31,
	2021	2020
Salaries, employee benefits and related taxes	$2,034	$1,716
Operating lease liabilities - current	229	370
Other	326	400
	$2,589	$2,486